COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases

Amount
2024 (remainder of year)	$195,934
2025	153,096
2026	60,862
Total	$409,892

Schedule of supplemental information about leases

Weighted-average remaining lease term	2.2 years
Weighted-average discount rate	4.49%

Schedule of annual objectives of financial performance

Year	Minimum Annual Nova EBITDA	Cash Annual Bonus	Series J Preferred Stock
2021	$2.0M	$120,000	120,000 Shares
2022	$2.4M	$150,000	135,000 Shares
2023	$3.7M	$210,000	150,000 Shares
2024	$5.5M	$300,000	180,000 Shares
2025	$8.0M	$420,000	210,000 Shares